Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 452,812,500.00
Previously Paid Amount	0.00
Total Fee Amount	62,533.41
Total Offset Amount	0.00
Net Fee	$ 62,533.41